Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares	Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 13.0%
28,152		Activision Blizzard, Inc.	$ 2,618,136	0.2
21,756	(1)	Alphabet, Inc. - Class A	44,872,185	3.1
21,073	(1)	Alphabet, Inc. - Class C	43,592,240	3.1
11,835	(1)	Charter Communications, Inc.	7,302,432	0.5
3,692		Electronic Arts, Inc.	499,786	0.0
224,266	(1)	Facebook, Inc.- Class A	66,053,065	4.6
39,717	(1)	NetFlix, Inc.	20,718,770	1.5
			185,656,614	13.0

		Consumer Discretionary: 17.6%
39,602	(1)	Amazon.com, Inc.	122,531,756	8.6
3,816	(1)	Booking Holdings, Inc.	8,890,669	0.6
22,885		Dollar General Corp.	4,636,959	0.3
55,268		eBay, Inc.	3,384,612	0.2
50,163		Home Depot, Inc.	15,312,256	1.1
13,221		Las Vegas Sands Corp.	803,308	0.1
68,508		Lowe's Cos, Inc.	13,028,851	0.9
9,942		McDonald's Corp.	2,228,400	0.2
115,996		Nike, Inc. - Class B	15,414,708	1.1
26,361		Ross Stores, Inc.	3,160,948	0.2
62,981		Starbucks Corp.	6,881,934	0.5
71,512	(1)	Tesla, Inc.	47,765,010	3.4
90,627		TJX Cos., Inc.	5,994,976	0.4
2,103		Yum! Brands, Inc.	227,503	0.0
			250,261,890	17.6

		Consumer Staples: 4.7%
75,719		Altria Group, Inc.	3,873,784	0.3
211,930		Coca-Cola Co.	11,170,830	0.8
36,390		Costco Wholesale Corp.	12,826,747	0.9
18,897		Estee Lauder Cos., Inc.	5,496,193	0.4
34,433	(1)	Monster Beverage Corp.	3,136,502	0.2
95,147		PepsiCo, Inc.	13,458,543	0.9
101,736		Procter & Gamble Co.	13,778,107	1.0
32,201		Sysco Corp.	2,535,507	0.2
			66,276,213	4.7

		Financials: 1.6%
21,156		Aon PLC	4,868,207	0.4
18,199		Intercontinental Exchange, Inc.	2,032,464	0.2
36,706		Marsh & McLennan Cos., Inc.	4,470,791	0.3
15,161		Moody's Corp.	4,527,226	0.3
15,716		Progressive Corp.	1,502,607	0.1
4,171	(2)	Rocket Cos, Inc.	96,308	0.0
13,266		S&P Global, Inc.	4,681,174	0.3
			22,178,777	1.6

		Health Care: 11.8%
61,989		Abbott Laboratories	7,428,762	0.5
154,656		AbbVie, Inc.	16,736,872	1.2
54,405		Amgen, Inc.	13,536,508	1.0
5,974		Anthem, Inc.	2,144,367	0.2
19,916		Baxter International, Inc.	1,679,715	0.1
4,327	(1)	Biogen, Inc.	1,210,478	0.1
76,753		Bristol-Myers Squibb Co.	4,845,417	0.3
15,812	(1)	Centene Corp.	1,010,545	0.1
8,670		Cigna Corp.	2,095,886	0.1
8,580	(1)	DexCom, Inc.	3,083,566	0.2
57,566	(1)	Edwards Lifesciences Corp.	4,814,820	0.3
78,667		Eli Lilly & Co.	14,696,569	1.0
12,960		HCA Healthcare, Inc.	2,440,886	0.2
4,582		Humana, Inc.	1,921,004	0.1
13,698	(1)	Illumina, Inc.	5,260,854	0.4
10,808	(1)	Intuitive Surgical, Inc.	7,986,464	0.6
33,001		Johnson & Johnson	5,423,714	0.4
206,212		Merck & Co., Inc.	15,896,883	1.1
9,029	(1)	Regeneron Pharmaceuticals, Inc.	4,271,981	0.3
10,544		Stryker Corp.	2,568,308	0.2
21,651		Thermo Fisher Scientific, Inc.	9,881,083	0.7
73,354		UnitedHealth Group, Inc.	27,292,823	1.9
24,237	(1)	Vertex Pharmaceuticals, Inc.	5,208,289	0.4
40,168		Zoetis, Inc.	6,325,657	0.4
			167,761,451	11.8

		Industrials: 3.1%
34,636		3M Co.	6,673,664	0.5
13,018		Illinois Tool Works, Inc.	2,883,747	0.2
23,109		Lockheed Martin Corp.	8,538,775	0.6
13,403		Northrop Grumman Corp.	4,337,747	0.3
1,337		Roper Technologies, Inc.	539,266	0.0
98,964	(1)	Uber Technologies, Inc.	5,394,528	0.4
31,919		Union Pacific Corp.	7,035,267	0.5
44,150		United Parcel Service, Inc. - Class B	7,505,059	0.5
5,071		Waste Management, Inc.	654,260	0.1
			43,562,313	3.1

		Information Technology: 45.5%
59,528		Accenture PLC	16,444,610	1.2
44,927	(1)	Adobe, Inc.	21,356,948	1.5
103,990	(1)	Advanced Micro Devices, Inc.	8,163,215	0.6
4,144		Analog Devices, Inc.	642,652	0.0
1,479,527		Apple, Inc.	180,724,223	12.7
85,552		Applied Materials, Inc.	11,429,747	0.8
12,242	(1)	Atlassian Corp. PLC	2,580,124	0.2
13,634	(1)	Autodesk, Inc.	3,778,663	0.3
34,512		Automatic Data Processing, Inc.	6,504,477	0.5
34,967		Broadcom, Inc.	16,212,799	1.1
3,531		Cognizant Technology Solutions Corp.	275,842	0.0
1,489	(1)	Dell Technologies, Inc.	131,255	0.0
15,811	(1)	Fiserv, Inc.	1,882,141	0.1
23,530		Intuit, Inc.	9,013,402	0.6
13,325		Lam Research Corp.	7,931,573	0.6
82,393		Mastercard, Inc. - Class A	29,336,028	2.1
699,384		Microsoft Corp.	164,893,766	11.6
55,134		Nvidia Corp.	29,437,697	2.1
151,430		Oracle Corp.	10,625,843	0.7
109,680	(1)	PayPal Holdings, Inc.	26,634,691	1.9
105,108		Qualcomm, Inc.	13,936,270	1.0
75,907	(1)	Salesforce.com, Inc.	16,082,416	1.1
18,155	(1)	ServiceNow, Inc.	9,079,497	0.6

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
34,487	(1)	Square, Inc.	$ 7,830,273	0.5
42,692		Texas Instruments, Inc.	8,068,361	0.6
157,690		Visa, Inc. - Class A	33,387,704	2.3
7,507	(1),(2)	VMware, Inc.	1,129,428	0.1
16,703	(1)	Workday, Inc.	4,149,526	0.3
16,339	(1)	Zoom Video Communications, Inc.	5,249,557	0.4
			646,912,728	45.5

		Materials: 0.5%
2,613		Air Products & Chemicals, Inc.	735,141	0.0
4,627		Ecolab, Inc.	990,502	0.1
7,691		Sherwin-Williams Co.	5,676,035	0.4
			7,401,678	0.5

		Real Estate: 1.7%
41,194		American Tower Corp.	9,847,838	0.7
36,196		Crown Castle International Corp.	6,230,418	0.4
8,292		Equinix, Inc.	5,635,160	0.4
9,183		Public Storage, Inc.	2,265,997	0.2
1,388		SBA Communications Corp.	385,239	0.0
			24,364,652	1.7

		Total Common Stock
		(Cost $478,422,567)	1,414,376,316	99.5

EXCHANGE-TRADED FUNDS: 0.2%
24,651		iShares Russell Top 200 Growth ETF	3,316,546	0.2

		Total Exchange-Traded Funds
		(Cost $3,260,331)	3,316,546	0.2

		Total Long-Term Investments
		(Cost $481,682,898)	1,417,692,862	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreements: 0.1%
194,518	(3)	Bank of Montreal, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $194,518, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $198,408, due 10/01/30-04/01/51)	194,518	0.0
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 05/06/21-03/01/51)	1,000,000	0.1

		Total Repurchase Agreements
		(Cost $1,194,518)	1,194,518	0.1

Shares	Value	Percentage of Net Assets

	Mutual Funds: 0.1%
940,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $940,000)	940,000	0.1

	Total Short-Term Investments
	(Cost $2,134,518)	2,134,518	0.2

	Total Investments in Securities (Cost $483,817,416)	$ 1,419,827,380	99.9
	Assets in Excess of Other Liabilities	1,955,704	0.1
	Net Assets	$ 1,421,783,084	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,414,376,316	$–	$–	$1,414,376,316
Exchange-Traded Funds	3,316,546	–	–	3,316,546
Short-Term Investments	940,000	1,194,518	–	2,134,518
Total Investments, at fair value	$1,418,632,862	$1,194,518	$–	$1,419,827,380
Other Financial Instruments+
Futures	79,240	–	–	79,240
Total Assets	$1,418,712,102	$1,194,518	$–	$1,419,906,620

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	17	06/18/21	$3,372,290	$79,240
			$3,372,290	$79,240

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $484,316,154.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$938,360,749
Gross Unrealized Depreciation	(2,770,283)
Net Unrealized Appreciation	$935,590,466